Cash and cash equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023
Other investments
Current accounts	$ 66,153	$ 31,547
Bank deposits	25,005	6
Fiduciary deposits		10,000
1-month 0% US T-Bill	19,891
Total	$ 111,049	$ 41,553	$ 50,754	$ 71,798
0% US treasury bills
Other investments
Interest rate	0.00%
Maturity term	1 month